Summary of Subordinated Notes and Debentures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Subordinated notes and debentures	$ 11,290	$ 11,230
9.15% subordinated notes due May 26, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 26, 2025
Interest rate (%)	9.15%
Subordinated notes and debentures	$ 200	200
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 14, 2028
Interest rate (%)	3.589%
Reset spread (%)	1.06%
Earliest par redemption date	Sep. 14, 2023
Subordinated notes and debentures	$ 1,750	1,749
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 25, 2029
Interest rate (%)	3.224%
Reset spread (%)	1.25%
Earliest par redemption date	Jul. 25, 2024
Subordinated notes and debentures	$ 1,505	1,550
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 22, 2030
Interest rate (%)	3.105%
Reset spread (%)	2.16%
Earliest par redemption date	Apr. 22, 2025
Subordinated notes and debentures	$ 3,001	2,952
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 4, 2031
Interest rate (%)	4.859%
Reset spread (%)	3.49%
Earliest par redemption date	Mar. 04, 2026
Subordinated notes and debentures	$ 1,247	1,271
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 15, 2031
Interest rate (%)	3.625%
Reset spread (%)	2.205%
Earliest par redemption date	Sep. 15, 2026
Subordinated notes and debentures	$ 1,940	1,765
3.06% Subordinated Debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 26, 2032
Interest rate (%)	3.06%
Reset spread (%)	1.33%
Earliest par redemption date	Jan. 26, 2027
Subordinated notes and debentures	$ 1,647	$ 1,743